QS VARIABLE GROWTH

Schedules of investments (unaudited)	March 31, 2021

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		327,240	$6,983,307
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		1,532,312	22,693,538
QS International Equity Fund, Class IS Shares		1,053,277	18,569,272
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,032,653	16,398,532
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		283,490	8,547,214
ClearBridge Large Cap Growth Fund, Class IS Shares		143,515	9,771,923
ClearBridge Small Cap Growth Fund, Class IS Shares		80,968	4,352,825
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		312,392	4,082,971
Western Asset Intermediate Bond Fund, Class IS Shares		548,692	6,095,966

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $66,010,223)			97,495,548

	RATE
SHORT-TERM INVESTMENTS - 0.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $156,987)	0.030%	156,987	156,987

TOTAL INVESTMENTS - 100.0% (Cost - $66,167,210)			97,652,535
Liabilities in Excess of Other Assets - (0.0)%††			(46,609)

TOTAL NET ASSETS - 100.0%			$97,605,926

††	Represents less than 0.1%.

(a)	Underlying Funds are affiliated with Legg Mason, Inc., a subsidiary of Franklin Resources, Inc., and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS Variable Asset Allocation Series 2021 Quarterly Report	1

QS VARIABLE MODERATE GROWTH

Schedules of investments (unaudited)	March 31, 2021

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.6%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		71,039	$1,515,971
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		436,836	6,469,537
QS International Equity Fund, Class IS Shares		274,711	4,843,153
QS U.S. Small Capitalization Equity Fund, Class IS Shares		281,219	4,465,751
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		127,859	3,854,959
ClearBridge Large Cap Growth Fund, Class IS Shares		44,359	3,020,436
ClearBridge Small Cap Growth Fund, Class IS Shares		21,824	1,173,280
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		273,625	3,576,276
Western Asset Intermediate Bond Fund, Class IS Shares		483,280	5,369,240

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $24,860,179)			34,288,603

RATE
SHORT-TERM INVESTMENTS - 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $137,751)	0.030%	137,751	137,751

TOTAL INVESTMENTS - 100.0% (Cost - $24,997,930)			34,426,354
Other Assets in Excess of Liabilities - 0.0%††			6,901

TOTAL NET ASSETS - 100.0%			$34,433,255

††	Represents less than 0.1%.

(a)	Underlying Funds are affiliated with Legg Mason, Inc., a subsidiary of Franklin Resources, Inc., and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

2	QS Variable Asset Allocation Series 2021 Quarterly Report

QS VARIABLE CONSERVATIVE GROWTH

Schedules of investments (unaudited)	March 31, 2021

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.6%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		942,675	$13,961,014
QS International Equity Fund, Class IS Shares		498,408	8,786,928
QS U.S. Small Capitalization Equity Fund, Class IS Shares		664,294	10,548,989
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		344,082	10,374,059
ClearBridge Large Cap Growth Fund, Class IS Shares		93,756	6,383,877
ClearBridge Small Cap Growth Fund, Class IS Shares		43,195	2,322,192
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,292,326	16,890,700
Western Asset Intermediate Bond Fund, Class IS Shares		2,289,135	25,432,289

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $73,905,459)			94,700,048

RATE
SHORT-TERM INVESTMENTS - 0.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $432,000)	0.030%	432,000	432,000

TOTAL INVESTMENTS - 100.1% (Cost - $74,337,459)			95,132,048
Liabilities in Excess of Other Assets - (0.1)%			(53,721)

TOTAL NET ASSETS - 100.0%			$95,078,327

(a)	Underlying Funds are affiliated with Legg Mason, Inc., a subsidiary of Franklin Resources, Inc., and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS Variable Asset Allocation Series 2021 Quarterly Report	3

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Variable Growth (“Variable Growth”), QS Variable Moderate Growth (“Variable Moderate Growth”) and QS Variable Conservative Growth (“Variable Conservative Growth”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

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Notes to Schedules of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$97,495,548	—	—	$97,495,548
Short-Term Investments†	156,987	—	—	156,987

Total Investments	$97,652,535	—	—	$97,652,535

†	See Schedule of Investments for additional detailed categorizations.

Variable Moderate Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$34,288,603	—	—	$34,288,603
Short-Term Investments†	137,751	—	—	137,751

Total Investments	$34,426,354	—	—	$34,426,354

†	See Schedule of Investments for additional detailed categorizations.

Variable Conservative Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$94,700,048	—	—	$94,700,048
Short-Term Investments†	432,000	—	—	432,000

Total Investments	$95,132,048	—	—	$95,132,048

†	See Schedule of Investments for additional detailed categorizations.

5

Notes to Schedules of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2021. The following transactions were effected in such Underlying Funds for the period ended March 31, 2021.

Variable Growth	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021
		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	$6,284,375	—	—	$213,755	12,089	$31,245	—	$912,687	$6,983,307
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	20,250,518	—	—	825,065	71,054	179,935	—	3,268,085	22,693,538
QS International Equity Fund, Class IS Shares	17,952,571	$265,000	15,318	712,017	43,521	32,983	—	1,063,718	18,569,272
QS U.S. Small Capitalization Equity Fund, Class IS Shares	15,577,665	—	—	2,155,718	159,211	209,282	—	2,976,585	16,398,532
ClearBridge Appreciation Fund, Class IS Shares	7,712,780	495,000	16,987	54,236	1,861	763	—	393,670	8,547,214
ClearBridge Large Cap Growth Fund, Class IS Shares	8,909,216	875,000	13,073	50,443	750	(443)	—	38,150	9,771,923
ClearBridge Small Cap Growth Fund, Class IS Shares	4,360,385	—	—	157,605	3,683	47,395	—	150,045	4,352,825
Western Asset Core Bond Fund, Class IS Shares	4,577,943	254,371	19,182	576,435	41,680	(16,435)	$19,347	(172,908)	4,082,971
Western Asset Intermediate Bond Fund, Class IS Shares	6,832,843	329,875	29,376	928,852	79,531	(28,854)	31,043	(137,900)	6,095,966

	$92,458,296	$2,219,246		$5,674,126		$455,871	$50,390	$8,492,132	$97,495,548

Variable Moderate Growth	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021
		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	$1,458,837	—	—	$133,092	7,732	$31,908	—	$190,226	$1,515,971
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	6,075,664	—	—	495,226	44,214	159,775	—	889,099	6,469,537
QS International Equity Fund, Class IS Shares	4,740,729	—	—	171,598	10,875	13,402	—	274,022	4,843,153
QS U.S. Small Capitalization Equity Fund, Class IS Shares	4,320,989	—	—	668,673	49,385	66,326	—	813,435	4,465,751
ClearBridge Appreciation Fund, Class IS Shares	3,550,756	$130,001	4,311	—	—	—	—	174,202	3,854,959
ClearBridge Large Cap Growth Fund, Class IS Shares	2,788,046	225,000	3,304	—	—	—	—	7,390	3,020,436
ClearBridge Small Cap Growth Fund, Class IS Shares	1,115,115	95,000	1,767	60,544	1,592	29,456	—	23,709	1,173,280
Western Asset Core Bond Fund, Class IS Shares	3,601,837	190,895	14,588	61,520	4,448	(1,521)	$15,877	(154,936)	3,576,276
Western Asset Intermediate Bond Fund, Class IS Shares	5,353,949	239,510	21,536	87,547	7,489	(2,546)	25,425	(136,672)	5,369,240

	$33,005,922	$880,406		$1,678,200		$296,800	$41,302	$2,080,475	$34,288,603

6

Notes to Schedules of Investments (unaudited) (continued)

Variable Conservative Growth	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021
		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	$12,212,610	—	—	$291,548	24,277	$53,451	—	$2,039,952	$13,961,014
QS International Equity Fund, Class IS Shares	8,374,457	$60,000	3,469	158,883	9,546	6,117	—	511,354	8,786,928
QS U.S. Small Capitalization Equity Fund, Class IS Shares	10,034,993	—	—	1,397,953	103,494	147,047	—	1,911,949	10,548,989
ClearBridge Appreciation Fund, Class IS Shares	9,163,318	780,000	26,768	44,316	1,521	684	—	475,057	10,374,059
ClearBridge Large Cap Growth Fund, Class IS Shares	5,940,045	475,000	7,097	54,465	810	534	—	23,297	6,383,877
ClearBridge Small Cap Growth Fund, Class IS Shares	2,389,483	—	—	152,150	3,194	22,850	—	84,859	2,322,192
Western Asset Core Bond Fund, Class IS Shares	17,169,583	757,238	57,106	287,495	20,785	(12,495)	$77,150	(748,626)	16,890,700
Western Asset Intermediate Bond Fund, Class IS Shares	25,632,888	904,123	80,519	443,186	37,912	(18,186)	123,506	(661,536)	25,432,289

	$90,917,377	$2,976,361		$2,829,996		$200,002	$200,656	$3,636,306	$94,700,048

7